Derivative Liability (Details Textual 1)	0 Months Ended	3 Months Ended		6 Months Ended				12 Months Ended			6 Months Ended		6 Months Ended		0 Months Ended	6 Months Ended							1 Months Ended	6 Months Ended		12 Months Ended	0 Months Ended	6 Months Ended		0 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended
	Aug. 08, 2014 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2014 USD ($)	Jun. 30, 2014 USD ($)	Dec. 31, 2013 USD ($)	Jun. 30, 2013 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Jan. 25, 2014	Jun. 30, 2014 Subsequent Event [Member]	Jun. 30, 2014 Subsequent Event [Member] CAD	Dec. 31, 2014 Common stock USD ($)	Jun. 30, 2014 Common stock USD ($)	Jun. 06, 2014 Investor Warrants USD ($)	Jun. 30, 2014 Investor Warrants USD ($) WarrantUnit	Jun. 09, 2014 Investor Warrants	Aug. 08, 2014 Investor Warrants Subsequent Event [Member]	Dec. 31, 2014 Investor Warrants Maximum [Member] USD ($)	Jun. 06, 2014 Investor Warrants Maximum [Member] USD ($)	Dec. 31, 2014 Investor Warrants Minimum [Member] USD ($)	Jun. 06, 2014 Investor Warrants Minimum [Member] USD ($)	Oct. 31, 2014 Dividend Warrants USD ($)	Jun. 30, 2014 Dividend Warrants USD ($)	Dec. 31, 2014 Warrants Issued for Services USD ($)	Dec. 31, 2013 Warrants Issued for Services USD ($) WarrantUnit	Aug. 08, 2014 Amended Warrants USD ($)	Dec. 31, 2014 Amended Warrants	Jun. 30, 2014 Amended Warrants	Aug. 08, 2014 Amended Warrants Subsequent Event [Member] USD ($)	Dec. 31, 2014 Investor Warrant Exercises USD ($)	Jun. 30, 2014 Investor Warrant Exercises USD ($)	Dec. 31, 2014 Investor Warrant Exchange USD ($)
Derivative [Line Items]
Number of warrants issued																277,313									300,000								414,889
Number of warrants of exercised			221,000		20,000	221,000		221,000				92,000																		762,227
Net proceeds from the exercise of warrants	$ 2,725,916			$ 1,266,177	$ 2,480,750										$ 2,255,240	$ 221,850											$ 470,676			$ 470,676	$ 795,501	$ 3,886,736
Dividend warrants exercise price		$ 1.25		$ 1.25
Number of dividend warrants issued				3,250,007
Reclassification of derivative liability to equity upon exercise of Investor Warrants (note 8)					1,110,548										984,484	126,064															391,422
Reclassification of derivative liability to equity upon the exchange of Investor Warrants (note 5)				(305,112)
Reclassification of derivative liability to equity upon the amendment of Dividend Warrants (note 5)				(975,278)																			975,278
Loss on exchange of warrants		(92,843)		(92,843)
Number of warrants outstanding			2,189,000		18,732,485	2,189,000		2,189,000								9,195,478	9,195,478	8,433,251															5,964,738
Exercise Price		$ 0.65		$ 0.65								0.50				$ 0.80			$ 0.80	$ 0.80	$ 0.65	$ 0.65		$ 1.25	$ 1.76	$ 1.76					$ 0.65		$ 0.80
Common stock shares issued on exercise of warrants					20,000			221,000							3,652,211	277,313															1,223,847		1,244,666
Number of warrants expired										2,169,000																					1,223,847	5,915,598
Term of warrants																5 years									5 years	5 years
Warrant liability description of warrants expired					On January 25, 2014, the remaining 2,169,000 of these warrants expired. All of the CA$0.50 warrants outstanding at December 31, 2013 have now either been exercised or have expired as at June 30, 2014.
Number of units issued																13,125,002										300,000
Exercise of CA $0.50 unit warrants					0.50						0.50					0.80
Proceeds of units issued																10,500,000
Number of common stock consisted in each unit																1
Number of warrant consisted in each unit																1
Warrants, redemption price per share																0.001								0.001
Minimum closing price per share																$ 1.60								$ 2.50
Number of consecutive trading days																20 days								20 days
Warrants exercisable description																								Dividend Warrants are exercisable at $1.25 per share until January 24, 2018.			762,227	(i) reduce the exercise price of the Investor Warrants from $0.80 per share to $0.65 per share of common stock in cash, (ii) shorten the exercise period of the Investor Warrants so that they expire concurrently with the expiration of the Offer to Amend and Exercise at 5:00 p.m. (Pacific Time) on August 8, 2014, as may be extended by the Company in its sole discretion ("Expiration Date"), (iii) delete the price-based anti-dilution provisions contained in the Investor Warrants, (iv) restrict the ability of the holder of shares issuable upon exercise of the Amended Warrants to sell, make any short sale of, loan, grant any option for the purchase of, or otherwise dispose of any of such shares without the prior written consent of the Company for a period of time twenty (20) days after the Expiration Date (the " Lock-Up Period ")	(i) reduce the exercise price of the Investor Warrants from $0.80 per share to $0.65 per share of common stock in cash, (ii) shorten the exercise period of the Investor Warrants so that they expire concurrently with the expiration of the Offer to Amend and Exercise at 5:00 p.m. (Pacific Time) on August 8, 2014, as may be extended by the Company in its sole discretion ("Expiration Date"), (iii) delete the price-based anti-dilution provisions contained in the Investor Warrants, (iv) restrict the ability of the holder of shares issuable upon exercise of the Amended Warrants to sell, make any short sale of, loan, grant any option for the purchase of, or otherwise dispose of any of such shares without the prior written consent of the Company for a period of time twenty (20) days after the Expiration Date (the " Lock-Up Period ")
Average trading volume of shares per day																50,000
Warrants, redemption description																								Dividend Warrants will be redeemable by the Company at a price of $0.001 per Dividend Warrant at any time commencing 18 months following the date of issuance subject to the conditions that (i) the Company's common stock has traded for twenty (20) consecutive trading days with a closing price of at least $2.50 per share and (ii) the underlying shares of common stock are registered.
Warrants redemption period description																								Dividend Warrants may be redeemed by the Company upon not less than ninety (60) days nor more than ninety (90) days prior written notice.
Warrants issued for services						124,020		124,020	49,379																	124,020
Agent fee of warrants															$ 118,697												$ 24,772			$ 24,772
Percentage of agent fee of warrant															5.00%												5.00%			5.00%